RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                       Supplement dated September 1, 2000

                   to the Statement of Additional Information
                             Growth Equity Portfolio
                               Dated June 5, 2000

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT" ON PAGE B-8 OF THE STATEMENT OF ADDITIONAL INFORMATION OF THE RAINIER INVESTMENT MANAGEMENT GROWTH EQUITY PORTFOLIO DATED JUNE 5, 2000:

                            Position(s) Held      Principal Occupation(s)
Name and Address               with Trust         During Past Five Years
----------------               ----------         ----------------------
John W. Ferris, 12/12/40         Trustee          International securities and
Peterson Sullivan P.L.L.C.                        income tax advisor; former
2330 Two Union Square                             partner (until December 31,
Seattle, WA  98101                                1998) of Peterson Sullivan
                                                  P.L.L.C., Certified Public
                                                  Accountants